Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Assets

7. Other Assets

Other assets of $2,303,304 and $4,367,134 as of December 31, 2013 and 2014, respectively, include deferred financing costs of $2,297,121 and $4,360,951, respectively, and utility deposits related to the leased office space of $6,183 at December 31, 2013 and 2014.

The deferred financing costs comprise:

Balance January 1, 2013	$2,596,029
Additions	642,825
Amortization	(941,733)
Balance December 31, 2013	$2,297,121
Additions	4,172,546
Amortization	(2,108,716)
Balance December 31, 2014	$4,360,951